UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kip Allardt
Title:    Chief Operating Officer
Phone:    (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt            South Norwalk, Connecticut        February 14, 2012
------------------     ---------------------------------    --------------------
   [Signature]                   [City, State]                     [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $3,968,409
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name

1.      028-12213                 Discovery Global Opportunity Master Fund, Ltd.

2.      028-XXXXX                 Discovery Global Focus Master Fund, Ltd.


                                                FORM 13F INFORMATION TABLE
                                                    December 31, 2011


COL 1                          COL  2            COL 3       COL 4          COL 5           COL 6       COL 7           COL 8

                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 ---------------   ------      --------- --------   --- ----  ----------- -----  -----   -------  ----
APPLE INC                      COM               037833100   905,314    2,235,344 SH        DEFINED     1,2     2,235,344
ASSURED GUARANTY LTD           COM               G0585R106     6,641      505,400 SH        DEFINED     1,2       505,400
BANCO BRADESCO S A             SP ADR PFD NEW    059460303    14,447      866,100 SH        DEFINED     1,2       866,100
BANCO MACRO SA                 SPON ADR B        05961W105    19,020      975,377 SH        DEFINED     1,2       975,377
BARRICK GOLD CORP              COM               067901108    30,227      668,000 SH        DEFINED     1,2       668,000
BITAUTO HLDGS LTD              SPONSORED ADS     091727107       887      221,832 SH        DEFINED     1,2       221,832
BRISTOL MYERS SQUIBB CO        COM               110122108   160,328    4,549,600 SH        DEFINED     1,2     4,549,600
C&J ENERGY SVCS INC            COM               12467B304    15,229      727,600 SH        DEFINED     1,2       727,600
CAMELOT INFORMATION SYS INC    ADS RP ORD SHS    13322V105     3,814    1,338,209 SH        DEFINED     1,2     1,338,209
CEMEX SAB DE CV                SPON ADR NEW      151290889     8,003    1,484,700 SH        DEFINED     1,2     1,484,700
CHIPOTLE MEXICAN GRILL INC     COM               169656105     8,410       24,900 SH        DEFINED     1,2        24,900
CLEARWIRE CORP NEW             CL A              18538Q105        33       17,200 SH        DEFINED     1,2        17,200
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR     204448104     4,934      128,700 SH        DEFINED     1,2       128,700
CONCHO RES INC                 COM               20605P101    32,660      348,375 SH        DEFINED     1,2       348,375
CORE LABORATORIES N V          COM               N22717107    16,727      146,794 SH        DEFINED     1,2       146,794
COSAN LTD                      SHS A             G25343107     2,179      198,800 SH        DEFINED     1,2       198,800
CREDICORP LTD                  COM               G2519Y108    51,333      468,922 SH        DEFINED     1,2       468,922
DISCOVER FINL SVCS             COM               254709108    30,994    1,291,400 SH        DEFINED     1,2     1,291,400
EMPRESA DIST Y COMERCIAL NOR   SPON ADR          29244A102       526      100,000 SH        DEFINED     1,2       100,000
FIFTH THIRD BANCORP            COM               316773100    17,626    1,385,700 SH        DEFINED     1,2     1,385,700
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109    22,281    1,143,200 SH        DEFINED     1,2     1,143,200
GENTEX CORP                    COM               371901109     9,519      321,700 SH        DEFINED     1,2       321,700
GRAFTECH INTL LTD              COM               384313102     4,455      326,350 SH        DEFINED     1,2       326,350
GREEN MTN COFFEE ROASTERS IN   COM               393122106    76,863    1,713,785 SH        DEFINED     1,2     1,713,785
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B    399909100     8,817    1,486,855 SH        DEFINED     1,2     1,486,855
HALLIBURTON CO                 COM               406216101    72,520    2,101,425 SH        DEFINED     1,2     2,101,425
HANSEN NAT CORP                COM               411310105    24,168      262,300 SH        DEFINED     1,2       262,300
HOLLYFRONTIER CORP             COM               436106108     8,106      346,400 SH        DEFINED     1,2       346,400
HYPERDYNAMICS CORP             COM               448954107     4,841    1,976,000 SH        DEFINED     1,2     1,976,000
IMPERIAL HLDGS INC             COM               452834104     3,248    1,727,500 SH        DEFINED     1,2     1,727,500
ISHARES INC                    MSCI MEX INVEST   464286822    45,293      842,500 SH        DEFINED     1,2       842,500
ISHARES TR                     MSCI EMERG MKT    464287234    75,856    1,999,357 SH        DEFINED     1,2     1,999,357
ISOFTSTONE HLDGS LTD           SPONSORED ADS     46489B108       116       13,300 SH        DEFINED     1,2        13,300
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106    21,714    1,169,950 SH        DEFINED     1,2     1,169,950
KEYCORP NEW                    COM               493267108    10,656    1,385,700 SH        DEFINED     1,2     1,385,700
KKR & CO L P DEL               COM UNITS         48248M102     1,887      147,100 SH        DEFINED     1,2       147,100
LORILLARD INC                  COM               544147101    28,774      252,400 SH        DEFINED     1,2       252,400
MARATHON PETE CORP             COM               56585A102    47,382    1,423,300 SH        DEFINED     1,2     1,423,300
MERCK & CO INC NEW             COM               58933Y105    45,338    1,202,600 SH        DEFINED     1,2     1,202,600
MGIC INVT CORP WIS             COM               552848103     1,774      475,700 SH        DEFINED     1,2       475,700
MICROSOFT CORP                 COM               594918104    64,635    2,489,800 SH        DEFINED     1,2     2,489,800
MOMENTA PHARMACEUTICALS INC    COM               60877T100    40,130    2,307,639 SH        DEFINED     1,2     2,307,639
NATIONAL OILWELL VARCO INC     COM               637071101    72,686    1,069,075 SH        DEFINED     1,2     1,069,075
NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107    52,977    2,202,780 SH        DEFINED     1,2     2,202,780
NEWMONT MINING CORP            COM               651639106     9,506      158,400 SH        DEFINED     1,2       158,400
NII HLDGS INC                  CL B NEW          62913F201    30,695    1,441,100 SH        DEFINED     1,2     1,441,100
OIL STS INTL INC               COM               678026105    11,349      148,600 SH        DEFINED     1,2       148,600
OMNIVISION TECHNOLOGIES INC    COM               682128103    47,440    3,877,400 SH        DEFINED     1,2     3,877,400
PFIZER INC                     COM               717081103   154,882    7,157,200 SH        DEFINED     1,2     7,157,200
PNC FINL SVCS GROUP INC        COM               693475105    22,832      395,900 SH        DEFINED     1,2       395,900
PRICELINE COM INC              COM NEW           741503403    28,156       60,200 SH        DEFINED     1,2        60,200
QUALCOMM INC                   COM               747525103   195,181    3,568,209 SH        DEFINED     1,2     3,568,209
QUANTA SVCS INC                COM               74762E102    20,532      953,200 SH        DEFINED     1,2       953,200
RDA MICROELECTRONICS INC       SPONSORED ADR     749394102     1,608      147,100 SH        DEFINED     1,2       147,100
RF MICRODEVICES INC            COM               749941100    45,620    8,448,177 SH        DEFINED     1,2     8,448,177
SALIX PHARMACEUTICALS INC      COM               795435106    89,305    1,866,350 SH        DEFINED     1,2     1,866,350
SANOFI                         SPONSORED ADR     80105N105    57,795    1,581,700 SH        DEFINED     1,2     1,581,700
SPDR SERIES TRUST              S&P REGL BKG      78464A698     7,033      288,100 SH        DEFINED     1,2       288,100
SPRINT NEXTEL CORP             COM SER 1         852061100    69,619   29,751,900 SH        DEFINED     1,2    29,751,900
SUNCOR ENERGY INC NEW          COM               867224107    29,826    1,034,534 SH        DEFINED     1,2     1,034,534
SUNTRUST BKS INC               COM               867914103    15,769      890,900 SH        DEFINED     1,2       890,900
SYMANTEC CORP                  COM               871503108    43,814    2,799,597 SH        DEFINED     1,2     2,799,597
TAM SA                         SP ADR REP PFD    87484D103    45,140    2,332,800 SH        DEFINED     1,2     2,332,800
TARGET CORP                    COM               87612E106    15,212      297,000 SH        DEFINED     1,2       297,000
TELE NORTE LESTE PART S A      SPON ADR PFD      879246106     6,125      644,100 SH        DEFINED     1,2       644,100
TRANSCANADA CORP               COM               89353D107     1,220       27,900 SH        DEFINED     1,2        27,900
UNITEDHEALTH GROUP INC         COM               91324P102    38,512      759,900 SH        DEFINED     1,2       759,900
UNIVERSAL DISPLAY CORP         COM               91347P105   206,918    5,639,626 SH        DEFINED     1,2     5,639,626
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF  922042858   362,563    9,488,700 SH        DEFINED     1,2     9,488,700
VERISIGN INC                   COM               92343E102    31,979      895,260 SH        DEFINED     1,2       895,260
VISA INC                       COM CL A          92826C839   149,013    1,467,675 SH        DEFINED     1,2     1,467,675
WATSON PHARMACEUTICALS INC     COM               942683103    69,519    1,152,118 SH        DEFINED     1,2     1,152,118
XUEDA ED GROUP                 SPONSORED ADR     98418W109       922      264,280 SH        DEFINED     1,2       264,280
YM BIOSCIENCES INC             COM               984238105     9,488    5,785,526 SH        DEFINED     1,2     5,785,526
YOUKU COM INC                  SPONSORED ADR     98742U100     4,886      311,800 SH        DEFINED     1,2       311,800
YPF SOCIEDAD ANONIMA           SPON ADR CL D     984245100    72,584    2,092,975 SH        DEFINED     1,2     2,092,975


SK 02848-0008 1265165